FORM N-SAR-U
                                  ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:                           /  /    (a)

or fiscal year ending:                                      12/31/05  (b)

Is this a transition report?:(Y/N)                             N
                                                            --------

Is this an amendment to a previous filing? (Y/N)               N
                                                            --------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  First Investors Single Payment and Periodic Payment
                        Plans II for Investment in First Investors Global Fund, Inc.

   B. File Number:      811-1359

   C. Telephone Number: (212) 858-8000

2. A. Street:           95 Wall Street

   B. City:  New York   C. State: New York D. Zip Code: 10005 Zip Ext:

   E. Foreign Country:        Foreign Postal Code:


3. Is this the first filing on this form by Registrant? (Y/N)          N
                                                                     -----

4. Is this the last filing on this form by Registrant? (Y/N)           N
                                                                     -----

5. Is Registrant a small business investment company (SBIC)? (Y/N)     N
   [If answer is "Y" (Yes), complete only items 89 through 110.]     -----

6. Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]    -----

7. A. Is Registrant a series or multiple portfolio company? (Y/N)    -----
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant
      have at the end of the period?                                 -----

                                                        -----------------------
                                                         If filing more than one
        For period ending  12/31/05                      Page 43, "X" box: [_]
                           ------------------            -----------------------
        File number        811-1359
                           ------------------


      UNIT INVESTMENT TRUSTS

111.   A. [/]  Depositor Name:  First Investors Life Insurance Company

       B. [/]  File Number:
       C. [/]  City: New York  State: New York   D. Zip Code: 10005  Zip Ext.:
                                                                     Foreign
       E.      Foreign Country                                       Postal Code


111.   A. [/]  Depositor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

112.   A. [/]  Sponsor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

112.   A. [/]  Sponsor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

                                                         -----------------------
                                                         If filing more than one
        For period ending  12/31/05                      Page 44, "X" box: [_]
                           ------------------            -----------------------
        File number 811-   1359
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113.   A. [/]  Trustee Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
                                                                     Foreign
       E.      Foreign Country                                       Postal Code


113.   A. [/]  Trustee Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code


114.   A. [/]  Principal Underwriter Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
                                                                     Foreign
       E.      Foreign Country                                       Postal Code


114.   A. [/]  Principal Underwriter Name:

       B. [/]  File Number:
       C. [/]  City: New York  State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

115.   A. [/]  Independent Public Accountant Name:

       B. [/]  City:               State:               C. Zip Code:
                                                                     Zip Ext.:
       D.      Foreign Country                                       Foreign
                                                                     Postal Code

115.   A. [/]  Independent Public Accountant Name:

       B. [/]  City:           State:            C. Zip Code:        Zip Ext.:
       D.      Foreign Country                                       Foreign
                                                                     Postal Code

116.   Family of investment companies information:
       A. [/]  Is Registrant part of a family of investment
               companies? (Y/N)        __________
                                                                     ----------
                                                                      Y/N
       B. [/]  Identify the family in 10 letters: _ _ _ _ _ _

      (NOTE:   In filling this form, use this identification consistently for
               all investment companies in   family.  This designation is for
               purposes of this form only.)

                                                         -----------------------
                                                         If filing more than one
        For period ending 12/31/05                       Page 45, "X"  box: [_]
                          --------------                 -----------------------
        File number 811-  1359
                          --------------

117.   A. [/]  Is Registrant a separate account of an
               insurance company? (Y/N)    ____________
                                                                             ---
                                                                             Y/N

               If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

       B. [/]  Variable annuity contracts? (Y/N)_______________
                                                                             ---
                                                                             Y/N

       C. [/]  Scheduled premium variable life contracts? (Y/N)______
                                                                             ---
                                                                             Y/N

       D. [/]  Flexible premium variable life contracts? (Y/N)______
                                                                             ---
                                                                             Y/N

       E. [/]  Other types of insurance products registered under
               the Securities Act of 1933? (Y/N)_________________            ---
                                                                             Y/N

               _____________

118.  [/]  State the number of series existing at the
           end of the period that had securities
           registered under the Securities Act of
           1933______________                                     ______

119.       [/] State the number of new series for which
               registration statements under the Securities
               Act of 1933 became effective during the period

120.       [/] State the total value of the portfolio securities
               on the date of deposit for the new series
               included in item 119 ($000's omitted)___________   ______

121.       [/] State the number of series for which a current
               prospectus was in existence at the end of the
               period__________________________________________   ______

122.       [/] State the number of existing series for which
               additional units were registered under the Securities Act of 1933 during the current period_ ______


123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)       $______

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series
         during the current period (the value of these units
         is to be measured on the date they were placed in
         the subsequent series) ($000's omitted)                 $______

125. [/] State the total dollar amount of sales loads
         collected (before reallowances - to other brokers
         or dealers) by Registrant's principal underwriter
         and any underwriter which is an affiliated person
         of the principal underwriter during the current
         period solely from the sale of units of all series
         of Registrant ($000's omitted)                          $     0
                                                                  ------

                                                         -----------------------
     For period ending      12/31/05                     If filing more than one
                                                         Page 46, "X" box: [ ]
     File number  811-1359                               -----------------------



126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales
     loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series.)
     ($000's omitted)                                            $  0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                           Number of Total Assets Total Income
                                           Series     ($000's     Distributions
                                           Investing   omitted)   (000's omitted)
                                           ---------   -------    ---------------

A.   U.S. Treasury direct issue            --------- $ ---------  $ ---------

B.   U.S. Government agency                --------- $ ---------  $ ---------

C.   State and municipal tax-free          --------- $ ---------  $ ---------

D.   Public utility debt                   --------- $ ---------  $ ---------

E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent           --------- $ ---------  $ ---------

F.   All other corporate intermed. &
     long-term debt                        --------- $ ---------  $ ---------


G.   All other corporate short-term debt   --------- $ ---------  $ ---------

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers      --------- $ ---------  $ ---------

I.   Investment company equity securities          1 $     6,974  $        15
                                           ---------   ---------    ---------

J.   All other equity securities           --------- $ ---------  $ ---------

K.   Other securities                      --------- $ ---------  $ ---------

L.   Total assets of all series of
     registrants                                   1 $     6,974  $        15
                                           ---------   ---------    ---------

                                                         -----------------------
     For period ending      12/31/05                     If filing more than one
                                                         Page 47, "X" box: [ ]
     File number  811-1359                               -----------------------


128. [/] Is the timely payment of principal and interest on
         any of the portfolio securities held by any of
         Registrant's series at the end of the current
         period insured or guaranteed by an entity other                 -------
         than the issuer? (Y/N)                                            Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
         or interest at the end of the current period? (Y/N)             -------
                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit,
         is any part of the value -- attributed to
         instruments identified in item 129 derived from
         insurance or guarantees? (Y/N)                                  -------
                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

131. Total expenses incurred by all series of Registrant
     during the current reporting period ($000's omitted)               $     10
                                                                         -------
132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-_______     811-_______     811-_______     811-_______     811-_______

811-_______     811-_______     811-_______     811-_______     811-_______

811-_______     811-_______     811-_______     811-_______     811-_______

         This report is signed on behalf of the depositor in the City and State of New York on the 24th day of February, 2006.



                                                  FIRST INVESTORS CORPORATION
                                                  Depositor

Witness   /s/ Larry R. Lavoie                     By /s/ Robert M. Flanagan
          -------------------                        ----------------------
          Larry R. Lavoie                            Robert M. Flanagan
          Secretary                                  President